Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of current and deferred portions of income tax expense

	For the years ended December 31,
	2021	2022	2023
Current income tax expense	3,445	375	141
Deferred tax (benefits)/expense	(905)	(11,557)	506
Income tax expense/(credit)	2,540	(11,182)	647

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2023
Deferred tax assets
Tax losses carried forward (Note (i))	9,438	14,400
Share-based payments	720	—
Less: Valuation allowance (Note (ii))	(9,438)	(14,400)
	720	—
Deferred tax liabilities
Acquired intangible assets	(158)	—
Outside basis difference (Note (iii))	(1,140)	(1,084)
Others	(28)	(27)
	(1,326)	(1,111)
(i)	Tax loss carried forward (Continued)

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2018 to 2022 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2022 and 2023.

(ii)	Valuation allowance

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Company’s estimate of its future taxable income. If events occur in the future that allow the Company to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

(iii)	Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Company’s VIE and its subsidiaries in the PRC of US$4,558 and US$4,335 as of December 31, 2022 and 2023, respectively.

Schedule of operating tax loss carry forwards expiring years

2024	724
2025	4,681
2026	7,888
2027	18,936
2028	22,743
Tax loss with no expiry	13,171
68,143

Schedule of movement of valuation allowance

	For the years ended December 31,
	2021	2022	2023
Beginning balance	4,365	4,410	9,438
Additions	2,768	6,105	6,102
Reversals (Note)	(2,723)	(1,077)	(1,140)
Ending balance	4,410	9,438	14,400

Schedule of reconciliation between expense of income taxes

	For the years ended December 31,
	2021	2022	2023
Tax benefit calculated at statutory tax rates (Note i)	(3,488)	(53,491)	(9,540)
Effect of differences between statutory tax rates and foreign effective tax rates	1,746	7,759	2,249
Non-taxable other income	(348)	(249)	(414)
Non-deductible expenses (Note ii)	4,783	29,167	3,395
Valuation allowance	44	5,028	4,962
Outside basis difference (Note iii)	(186)	783	(56)
Additional deduction of research and development expenses (Note iv)	(125)	(465)	—
Others	114	286	51
Income tax expense/(credit)	2,540	(11,182)	647

Note:

(i)	The Company’s major operation was conducted out of the PRC. Accordingly, the Company prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2021, 2022 and 2023.
(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, impairment on long-term investments, impairment on goodwill and long-lived assets.
(iii)	Outside basis difference is related to undistributed earnings in the Company’s VIE and its subsidiaries in the PRC (Note 22(e)(iii)).
(iv)	According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of iClick Cayman have applied such additional deduction for the year ended December 31, 2021 and 2022.